Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net income per ordinary share
	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Basic:
Net income	192,554	276,177	259,941
Less: Net income attributable to the noncontrolling interests	3,622	7,923	8,952
Net income attributable to the Company’s shareholders	188,932	268,254	250,989
Weighted average number of ordinary shares outstanding	1,092,601,338	1,073,891,784	1,073,891,784
Basic net income per ordinary share	0.17	0.25	0.23
Basic net income per ADS	3.46	5.00	4.67

Diluted:
Net income	192,554	276,177	259,941
Less: Net income attributable to the noncontrolling interests	3,622	7,923	8,952
Net income attributable to the Company’s shareholders	188,932	268,254	250,989
Weighted average number of ordinary shares outstanding	1,092,601,338	1,073,891,784	1,073,891,784
Weighted average number of dilutive potential ordinary shares from share options	628,098	399,576	399,410
Total	1,093,229,436	1,074,291,360	1,074,291,194
Diluted net income per ordinary share	0.17	0.25	0.23
Diluted net income per ADS	3.46	4.99	4.67